STOCK-BASED COMPENSATION - OPTIONS OUTSTANDING (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Jun. 30, 2015 USD ($) $ / shares shares
Options
Outstanding, beginning of year | shares	291,626
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period | shares	23,066
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	(53,294)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period | shares	(1,106)
OUTSTANDING, END OF YEAR | shares	260,292
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	188,959
Weighted Avg. Exercise Price
Outstanding, beginning of year	$ 59.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	84.97
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	50.60
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	70.46
OUTSTANDING, END OF YEAR	63.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 57.68
Weighted Avg. Remaining Contractual Life in Years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 3,971
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $	$ 3,895